Shareholder Report, Average Annual Return (Details)	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
T-REX 2X LONG GME DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long GME Daily Target ETF
Average Annual Return, Percent	(65.30%)
T-REX 2X LONG HOOD DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long HOOD Daily Target ETF
Average Annual Return, Percent			126.26%
T-REX 2X LONG DJT DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long DJT Daily Target ETF
Average Annual Return, Percent		(84.26%)
T-REX 2X LONG RBLX DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long RBLX Daily Target ETF
Average Annual Return, Percent		18.40%
T-REX 2X LONG ARM DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long ARM Daily Target ETF
Average Annual Return, Percent		(43.95%)
T-REX 2X LONG SNOW DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long SNOW Daily Target ETF
Average Annual Return, Percent	77.36%
T-REX 2X LONG APPLE DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long Apple Daily Target ETF
Average Annual Return, Percent				(4.99%)	21.68%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long Alphabet Daily Target ETF
Average Annual Return, Percent				121.50%	81.42%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				T-REX 2X Long Microsoft Daily Target ETF
Average Annual Return, Percent				9.83%	7.36%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent	25.90%	19.73%	14.69%	17.88%	21.49%